SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
0001426870

PAX WORLD FUNDS TRUST II
(Exact name of registrant as specified in charter)

30 Penhallow St, Ste. 400
Portsmouth, NH 03801
(Address of principal executive offices)

Registrant's Telephone Number, Including Area Code:
(800) 767-1729

Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
Attn: Joseph F. Keefe
(Name and address of agent for service)

Date of fiscal year end: December 31, 2014

Date of reporting period: July 1, 2013 - June 30, 2014



Item 1: Proxy Voting Record

Fund Name : Pax MSCI EAFE ESG Index ETF

07/01/2013 - 06/30/2014

Effective March 31, 2014, the Pax MSCI EAFE ESG Index ETF (Predecessor Fund) was acquired by Pax MSCI International ESG Index Fund (Acquiring Fund),a series of the Pax World Funds Series Trust I (CIK 0000076721). All voting records of the Predecessor Fund for the period are reported under the Acquiring Fund.


========== END NPX REPORT

========== SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PAX WORLD FUNDS TRUST II
(Registrant)

By:        /s/ Joseph F. Keefe
               Joseph F. Keefe
               President & CEO

Date:          August 20, 2014